Nature of Operations and Going Concern (Details) - USD ($)			3 Months Ended
	Jan. 16, 2024	Nov. 14, 2022	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023	Sep. 30, 2022
Nature of Operations and Going Concern [Line Items]
Incorporation date			Jul. 18, 2017
Aggregate gross proceeds	$ 2,400,000	$ 7,500,000
Cash flow from operations			$ (1,461,996)	$ (3,103,355)
Accumulated deficit			$ (20,135,863)		$ (18,768,063)
Price per share (in Dollars per share)						$ 0.0333
Description of currency exchange rate			All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.
Going Concern [Member]
Nature of Operations and Going Concern [Line Items]
Cash flow from operations			$ 1,461,996
Accumulated deficit			$ 20,135,863